Document And Entity Information	12 Months Ended
Dec. 31, 2018 € / shares shares
Document And Entity Information [Abstract]
Entity Central Index Key	0000313216
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	KONINKLIJKE PHILIPS NV
Entity Common Stock Shares Outstanding | shares	914,184,087
Entity listing par value per share | € / shares	€ 0.20
Entity Well Known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer